COMPANY OVERVIEW AND GOING CONCERN (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 07, 2021
Issuance of shares					16,667	266,667
Accumulated deficit		$ 7,480,177		$ 6,953,358	$ 3,986,666
Net loss		(526,819)	$ (130,397)	(3,316,192)	(1,106,962)	$ (1,255,497)
Working capital deficit		$ 3,636,150		$ 3,109,331	$ 2,482,996
Common Stocks [Member]
Issuance of shares					16,667	266,667
Giv Bux Global Partners Inc [Member]
Reverse stock split	1-for-20
Issuance of shares	78,125,000
Ownership percentage							100.00%
Giv Bux Global Partners Inc [Member] | Common Stocks [Member]
Issuance of shares	74,218,050